UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2004

                Check here if Amendment [ ]; Amendment Number:

                        This Amendment (Check only one.):

                           /__/  is a restatement.
                           /__/ adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Jacob Asset Management of New York, LLC
Address: 19 West 34th Street, Suite 816A
         New York, NY  10001

Form 13F File Number:  28-10765

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Ryan I. Jacob
Title: Manager, Chief Executive Officer and Managing Member
Phone: (212) 868-5970

Signature, Place, and Date of Signing:


/s/Ryan I. Jacob
RYAN I. JACOB
New York, NY
11/11/04

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/_/ 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/_/ 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)


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                             Form 13F Summary Page

Report Summary:


Number of Other Included Managers:

     NONE

Form 13F Information Table Entry Total:

     48

Form 13F Information Table Value Total:

   $ 51,924 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      NONE

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                     JACOB ASSET MANAGEMENT OF NEW YORK, LLC
                    FORM 13F INFORMATION TABLE AS OF 9/30/2004

(COLUMN 1)                    (COLUMN 2)   (COLUMN 3)    (COLUMN 4)  (COLUMN 5)   (COLUMN 6)   (COLUMN 7)  (COLUMN 8)

NAME OF                       TITLE OF       CUSIP        VALUE      SHRS OR      INVESTMENT    OTHER    VOTING AUTHORITY
ISSUER                         CLASS                     (X$1000)    PRN AMT*     DISCRETION   MANAGERS       (SOLE)

ADOBE SYS INC                  COMMON      00724F101         495       10,000       SOLE                     10,000
AGILE SOFTWARE CORP DEL        COMMON      00846X105         696       87,788       SOLE                     87,788
AKAMAI TECHNOLOGIES INC        COMMON      00971T101          14        1,000       SOLE                      1,000
ALLOY INC                      COMMON      019855105       1,857      490,094       SOLE                    490,094
APPLE COMPUTER INC             COMMON      037833100           4          100       SOLE                        100
ASK JEEVES INC                 COMMON      045174109         739       22,600       SOLE                     22,600
AUTOBYTEL INC                  COMMON      05275N106       1,397      155,773       SOLE                    155,773
CNET NETWORKS INC              COMMON      12613R104          92       10,000       SOLE                     10,000
CONEXANT SYSTEMS INC           COMMON      207142100         165      102,309       SOLE                    102,309
CTRIP COM INTL LTD             COMMON      22943F100       2,217       63,878       SOLE                     63,878
DIGIMARC CORP                  COMMON      253807101         958      106,000       SOLE                    106,000
DIGITAL INSIGHT CORP           COMMON      25385P106       1,780      130,600       SOLE                    130,600
DIGITAL RIV INC                COMMON      25388B104       2,209       74,191       SOLE                     74,191
DOUBLECLICK INC                COMMON      258609304         591      100,000       SOLE                    100,000
E TRADE FINANCIAL CORP         COMMON      269246104         982       86,000       SOLE                     86,000
EBAY INC                       COMMON      278642103           9          100       SOLE                        100
ELECTRONIC ARTS INC            COMMON      285512109           5          100       SOLE                        100
GETTY IMAGES INC               COMMON      374276103           6          100       SOLE                        100
HOMESTORE INC                  COMMON      437852106       1,493      646,387       SOLE                    646,387
IAC INTERACTIVECORP            COMMON      44919P102         661       30,000       SOLE                     30,000
INFOSPACE INC                  COMMON      45678T201         649       13,686       SOLE                     13,686
INTERNET SEC SYS INC           COMMON      46060X107       1,214       71,407       SOLE                     71,407
IVILLAGE INC                   COMMON      46588H105         305       50,833       SOLE                     50,833
MARKETWATCH INC                COMMON      570619106       2,323      186,019       SOLE                    186,019
MATRIXONE INC                  COMMON      57685P304         445       87,961       SOLE                     87,961
MCAFEE INC                     COMMON      579064106         302       15,000       SOLE                     15,000
MONSTER WORLDWIDE INC          COMMON      611742107       1,343       54,500       SOLE                     54,500
NETEGRITY INC                  COMMON      64110P107       1,066      141,895       SOLE                    141,895
NETFLIX COM INC                COMMON      64110L106       1,425       92,400       SOLE                     92,400
NUANCE COMMUNICATIONS INC      COMMON      669967101         461      108,559       SOLE                    108,559
OPENWAVE SYS INC               COMMON      683718308       2,488      282,050       SOLE                    282,050
ORBITZ INC                     COMMON      68556Y100       1,632       60,000       SOLE                     60,000
PALMONE INC                    COMMON      69713P107          30        1,000       SOLE                      1,000
PALMSOURCE INC                 COMMON      697154102         409       19,729       SOLE                     19,729
PLUMTREE SOFTWARE INC          COMMON      72940Q104       1,916      563,500       SOLE                    563,500
ROXIO INC                      COMMON      780008108       2,361      459,400       SOLE                    459,400
SAFENET INC                    COMMON      78645R107       1,440       54,576       SOLE                     54,576
SHANDA INTERACTIVE ENTMT LTD   COMMON      81941Q203       1,057       44,053       SOLE                     44,053
SINA CORP                      COMMON      G81477104       1,736       68,100       SOLE                     68,100
SOHU COM INC                   COMMON      83408W103       2,026      121,800       SOLE                    121,800
SUMTOTAL SYS INC               COMMON      866615107       1,188      240,079       SOLE                    240,079
SYCAMORE NETWORKS INC          COMMON      871206108       1,956      517,400       SOLE                    517,400
TAKE-TWO INTERACTIVE SOFTWARE  COMMON      874054109       2,077       63,242       SOLE                     63,242
THQ INC                        COMMON      872443403         356       18,304       SOLE                     18,304
VALUECLICK INC                 COMMON      92046N102       1,956      207,165       SOLE                    207,165
VERISIGN INC                   COMMON      92343E102         596       30,000       SOLE                     30,000
WEBMETHODS INC                 COMMON      94768C108       2,755      517,807       SOLE                    517,807
YAHOO INC                      COMMON      984332106          43        1,274       SOLE                      1,274


* All of the securities listed within this column are stated in SH.

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